Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Restricted Share [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	7,501,389	9,626,232	6,725,190
Number of Shares, Granted	1,479,962	3,450,613	5,413,279
Number of Shares, Vested	(2,434,628)	(4,492,918)	(2,022,688)
Number of Shares, Forfeited	(1,635,122)	(1,082,538)	(489,549)
Number of Shares, Unvested, Ending balance	4,911,601	7,501,389	9,626,232
Number of Shares, Expected to vest	4,498,720	7,120,357	8,473,034
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 4.5	$ 5.2	$ 6
Weighted-Average Grant-Date Fair Value, Granted	$ 2	$ 3	$ 4.1
Weighted-Average Grant-Date Fair Value, Vested	$ 4.7	$ 5.2	$ 5.5
Weighted-Average Grant-Date Fair Value, Forfeited	$ 4.9	$ 5.6	$ 5.5
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 3.5	$ 4.5	$ 5.2
Weighted-Average Grant-Date Fair Value, Expected to vest	$ 3.3	$ 4.5	$ 5.1